Schedule of Nonvested Share Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Schedule Of Nonvested Share Activity 1	$ 4,916,321
Share-based Compensation Schedule Of Nonvested Share Activity 2	1.86
Share-based Compensation Schedule Of Nonvested Share Activity 3	1,898,750
Share-based Compensation Schedule Of Nonvested Share Activity 4	1.55
Share-based Compensation Schedule Of Nonvested Share Activity 5	4,270,000
Share-based Compensation Schedule Of Nonvested Share Activity 6	1.62
Share-based Compensation Schedule Of Nonvested Share Activity 7	0
Share-based Compensation Schedule Of Nonvested Share Activity 8	0
Share-based Compensation Schedule Of Nonvested Share Activity 9	(113,474)
Share-based Compensation Schedule Of Nonvested Share Activity 10	1.45
Share-based Compensation Schedule Of Nonvested Share Activity 11	(949,375)
Share-based Compensation Schedule Of Nonvested Share Activity 12	1.55
Share-based Compensation Schedule Of Nonvested Share Activity 13	9,072,847
Share-based Compensation Schedule Of Nonvested Share Activity 14	1.75
Share-based Compensation Schedule Of Nonvested Share Activity 15	$ 949,375
Share-based Compensation Schedule Of Nonvested Share Activity 16	1.55